Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tonnage taxes	$ 4,367	$ 4,299	$ 3,838
Income tax (expense) / refund	$ 116	$ (183)	$ (244)